Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 93	$ 1,261	$ 280	$ 3,007	$ 20,084	$ 17,089
Operating Expenses
Cost of revenues	(47)	(291)	(71)	(796)	(4,468)	(4,439)
Selling, general and administrative	(1,524)	(872)	(7,204)	(2,984)	(11,228)	(5,720)
Depreciation, amortization, and accretion	(52)	(444)	(175)	(1,328)	(3,657)	(3,677)
Development Costs	(741)		(748)	(335)	(798)	(11,372)
Loss on disposal of assets					(5,501)	(79)
Total operating expenses	(2,364)	(1,607)	(8,198)	(5,443)	(25,652)	(25,287)
Income/(loss) from operations	(2,271)	(346)	(7,918)	(2,436)	(5,568)	(8,198)
Other income/(expense):
Interest expense	(1,572)	(1,737)	(4,854)	(2,859)	(18,562)	(10,256)
Fair value movement of FPA Asset			(483)		(16,642)
Fair value movement of convertible debt and warrant	1,079		898
Loss on issuance of debt			(948)
Gain on extinguishment of debt			179
Solis bond waiver fee					(11,232)
Other expense			(8)	(24)	(1,642)	(684)
Other income	64		67		9	569
Total other expenses	(429)	(1,737)	(5,149)	(2,883)	(48,069)	(10,371)
Loss before provision for income taxes	(2,700)	(2,083)	(13,067)	(5,319)	(53,637)	(18,569)
Income taxes					(15)
Net loss from continuing operations	(2,700)	(2,083)	(13,067)	(5,319)	(53,652)	(18,569)
Discontinued operations:
Gain/(loss) from operations of discontinued business component	(1,735)	(12,349)	(6,950)	(16,020)	(3,885)	141
Gain/(loss) on sale of discontinued business components	(635)		1,531
Impairment loss recognized on the remeasurement to fair value less costs to sell					(11,766)
Income tax		(161)		(161)	(161)	(21)
Net income/(loss) from discontinued operations	(2,370)	(12,510)	(5,419)	(16,181)	(15,812)	120
Net loss for the period	(5,070)	(14,593)	(18,486)	(21,500)	(69,464)	(18,449)

Net loss from continuing operations attributable to common stockholders, basic	(2,700)	(2,083)	(13,067)	(5,319)
Net loss from continuing operations attributable to common stockholders, diluted	$ (2,700)	$ (2,083)	$ (13,067)	$ (5,319)
Net loss from continuing operations per share attributable to common stockholders, basic (in Dollars per share)	$ (0.82)	$ (0.91)	$ (3.95)	$ (2.31)
Net loss from continuing operations per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.82)	$ (0.91)	$ (3.95)	$ (2.31)
Net loss attributable to common stockholders, basic					$ (53,652)	$ (18,569)
Net loss per share attributable to common stockholders, basic (in Dollars per share)					$ (0.93)	$ (0.32)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)					$ (0.93)	$ (0.32)
Weighted-average common stock outstanding, basic (in Shares)	3,311,194	2,300,000	3,311,194	2,300,000	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)	3,311,194	2,300,000	3,311,194	2,300,000	57,862,598	57,500,000
Comprehensive loss:
Net loss	$ (5,070)	$ (14,593)	$ (18,486)	$ (21,500)	$ (69,464)	$ (18,449)
Foreign currency translation adjustment	(2,659)	(2,474)	(3,379)	800	714	(991)
Comprehensive income/(loss)	$ (7,729)	$ (17,067)	$ (21,865)	$ (20,700)	$ (68,750)	$ (19,440)